Investment Portfolioas of January 31, 2026 (Unaudited)
DWS Latin America Equity Fund
	Shares	Value ($)

Equity Securities 95.7%
Argentina 1.1%
Banco BBVA Argentina SA (ADR)	54,938	1,110,846
Banco Macro SA (ADR)* (a)	16,717	1,703,462
Grupo Financiero Galicia SA (ADR)* (a)	27,325	1,505,881
(Cost $3,681,594)		4,320,189
Brazil 58.2%
Axia Energia	1,030,258	10,643,699
Axia Energia "B" (Preferred)	267,916	2,942,991
Axia Energia "C" (Preferred)*	351,007	3,521,575
Banco Bradesco SA (ADR)	2,611,439	10,576,328
Banco Bradesco SA (Preferred)	2,183,309	8,840,685
Banco BTG Pactual SA (Units)	909,311	10,358,310
Banco Santander Brasil SA (Units)	1,237,137	8,537,897
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	256,836	6,891,906
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (ADR)	36,507	980,578
Cia Paranaense de Energia - Copel	910,073	2,279,181
Cia Paranaense de Energia - Copel (ADR) (a)	29,571	299,850
Cyrela Brazil Realty SA Empreendimentos e Participacoes	584,203	3,319,114
Cyrela Brazil Realty SA Empreendimentos e Participacoes (Preferred)*	109,893	587,808
Direcional Engenharia SA	834,555	2,212,159
Embraer SA	113,823	2,096,839
Embraer SA (ADR)	101,887	7,484,619
Eneva SA*	649,961	2,608,366
Equatorial SA	1,388,470	10,795,913
Gerdau SA (ADR)	454,688	1,941,518
Gerdau SA (Preferred)	597,773	2,546,591
Hapvida Participacoes e Investimentos SA 144A*	677,481	1,673,508
Iguatemi SA (Units)	1,122,615	6,079,431
Itaú Unibanco Holding SA (Preferred)	1,418,969	12,267,938
Localiza Rent a Car SA	1,188,595	10,928,908
Localiza Rent a Car SA (Preferred)*	55,877	495,410
Lojas Renner SA	1,506,844	4,274,796
Motiva Infraestrutura de Mobilidade SA	923,652	2,941,505
Multiplan Empreendimentos Imobiliarios SA	306,448	1,918,084
NU Holdings Ltd. "A"*	985,591	17,494,240
Petroleo Brasileiro SA - Petrobras (ADR)	366,615	5,623,874
Petroleo Brasileiro SA - Petrobras (ADR) (Preferred)	366,761	5,266,688
Petroleo Brasileiro SA - Petrobras (Preferred)	457,618	3,283,389
Petroleo Brasileiro SA - Petrobras	319,993	2,455,849
PRIO SA*	922,469	8,937,665
Raia Drogasil SA	641,181	2,984,929
Rede D'Or Sao Luiz SA 144A	211,298	1,701,947
Smartfit Escola de Ginastica e Danca SA	486,712	2,047,561
Suzano SA	524,050	4,912,144
Suzano SA (ADR) (a)	37,800	354,186
Vale SA	516,896	8,281,729
Vale SA (ADR)	361,636	5,811,491
Vibra Energia SA	736,956	4,027,335

Vivara Participacoes SA	295,996	1,584,945
WEG SA	626,666	6,158,599
(Cost $157,632,919)		220,972,078
Chile 4.2%
Banco de Chile	2,063,290	455,632
Banco de Chile (ADR)	51,951	2,266,622
Enel Americas SA	16,585,518	1,567,543
Latam Airlines Group SA (ADR) (a)	122,067	8,033,229
Parque Arauco SA	869,866	3,683,895
(Cost $8,944,303)		16,006,921
Colombia 1.0%
Grupo Cibest SA (ADR) (Cost $2,541,067)	47,941	3,914,383
Mexico 25.3%
America Movil SAB de CV (ADR)	178,916	3,703,561
BBB Foods, Inc. "A"* (a)	62,287	2,173,194
Cemex SAB de CV (ADR)	844,429	10,538,474
Coca-Cola Femsa SAB de CV (ADR)	38,015	3,964,584
Coca-Cola Femsa SAB de CV (Units)	14,232	149,259
Corp. Inmobiliaria Vesta SAB de CV (a)	557,498	1,722,323
Corp. Inmobiliaria Vesta SAB de CV (ADR)	25,729	796,055
Fibra Uno Administracion SA de CV (REIT)	6,783,309	10,549,916
Fomento Economico Mexicano SAB de CV (ADR)	64,017	6,680,814
GCC SAB de CV	214,517	2,309,163
Gentera SAB de CV	1,185,862	3,295,795
Grupo Aeromexico SAB de CV (ADR)*	83,064	1,665,433
Grupo Aeroportuario del Pacifico SAB de CV (ADR)	6,240	1,715,438
Grupo Aeroportuario del Pacifico SAB de CV "B"	42,647	1,172,378
Grupo Financiero Banorte SAB de CV "O"	1,502,772	16,941,871
Grupo Mexico SAB de CV "B"	1,612,248	17,789,528
Grupo Televisa SAB (ADR)	2,830	9,254
Industrias Penoles SAB de CV*	40,585	2,352,518
Kimberly-Clark de Mexico SAB de CV "A"	1,121,862	2,484,967
Nearshoring Experts & Technology SC (REIT)	71,100	402,124
Promotora y Operadora de Infraestructura SAB de CV	189,669	2,968,326
Regional SAB de CV	292,283	2,621,282
(Cost $66,532,017)		96,006,257
Panama 0.3%
Copa Holdings SA "A" (Cost $1,045,284)	8,609	1,174,268
Peru 3.3%
Cia de Minas Buenaventura SAA (ADR)	38,692	1,325,588
Credicorp Ltd.	31,383	11,198,396
(Cost $7,131,166)		12,523,984
Uruguay 2.3%
MercadoLibre, Inc.* (Cost $8,558,864)	4,027	8,649,150
Total Equity Securities (Cost $256,067,214)		363,567,230

Securities Lending Collateral 1.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.56% (b) (c) (Cost $4,128,250)	4,128,250	4,128,250

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $260,195,464)	96.8	367,695,480
Other Assets and Liabilities, Net	3.2	12,190,975
Net Assets	100.0	379,886,455
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended January 31, 2026 are as follows:
Value ($) at 10/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 1/31/2026	Value ($) at 1/31/2026
Securities Lending Collateral 1.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.56% (b) (c)
1,950,873	2,177,377 (d)	—	—	—	23,381	—	4,128,250	4,128,250

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2026 amounted to $3,990,125, which is 1.1% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended January 31, 2026.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
Securities are listed in country of domicile.

At January 31, 2026 the DWS Latin America Equity Fund had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Net Assets)
Financials	113,491,691	30%
Materials	58,162,929	15%
Industrials	46,834,954	12%
Utilities	42,531,602	11%
Consumer Discretionary	26,702,869	7%
Energy	25,567,464	7%
Real Estate	24,749,705	7%
Consumer Staples	18,437,746	5%
Communication Services	3,712,815	1%
Health Care	3,375,455	1%
Total	363,567,230	96%
Sector diversification is subject to change.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2026 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Equity Securities
Argentina	$4,320,189	$—	$—	$4,320,189
Brazil	220,972,078	—	—	220,972,078
Chile	10,299,851	5,707,070	—	16,006,921
Colombia	3,914,383	—	—	3,914,383
Mexico	96,006,257	—	—	96,006,257
Panama	1,174,268	—	—	1,174,268
Peru	12,523,984	—	—	12,523,984
Uruguay	8,649,150	—	—	8,649,150
Short-Term Investments	4,128,250	—	—	4,128,250
Total	$361,988,410	$5,707,070	$—	$367,695,480
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
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